EXCHANGEABLE NOTES - Additional information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands														1 Months Ended				6 Months Ended		12 Months Ended
	Sep. 22, 2023 USD ($)	Sep. 22, 2023 CNY (¥)	Apr. 27, 2023 USD ($) $ / shares	Apr. 27, 2023 CNY (¥)	Aug. 02, 2022 USD ($)	Aug. 02, 2022 CNY (¥)	Jan. 18, 2022 USD ($)	Jan. 18, 2022 CNY (¥)	Jan. 07, 2022 USD ($)	Jan. 07, 2022 CNY (¥)	Nov. 29, 2021	Nov. 05, 2021 USD ($)	Nov. 05, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) ¥ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Nov. 30, 2022 CNY (¥)	Nov. 30, 2021 USD ($)
EXCHANGEABLE NOTES
Loan term											1 year
Issuance of exchangeable notes	$ 27,883	¥ 200,000			$ 118,585	¥ 800,000	$ 94,457	¥ 600,000	$ 94,130	¥ 600,000		$ 125,039	¥ 800,000
Operating lease right-of-use assets														$ 158,724				$ 158,864		$ 173,103	$ 173,103	$ 158,724
Property, equipment and software, net														253,471				345,336		354,617	354,617	253,471
Changes in fair values of exchangeable notes due to the instrument- specific credit risk																		93		1,670		33	$ (132)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk																		(9,719)		4,448		13,162	1,065
Changes In Fair Values Of Mandatorily Redeemable Noncontrolling Interest, Exchangeable Notes And Convertible Notes, Excluding Impact Of Instrument-Specific Credit Risk																		8,801	$ (12,758)	(7,531)		(22,991)	(1,367)
Asset Pledged as Collateral | WFOE Exchangeable Notes
EXCHANGEABLE NOTES
Property, equipment and software, net														0						37,287	37,287	0
Asset Pledged as Collateral | WFOE Exchangeable Notes | Use Rights
EXCHANGEABLE NOTES
Operating lease right-of-use assets																				$ 32,653	$ 32,653
WFOE Exchangeable Notes
EXCHANGEABLE NOTES
Aggregate principal amount of loan | ¥																								¥ 3,000,000
Maximum Exchangeable Notes entitled to issue | ¥																	¥ 3,000,000
Interest rate																	3.00%			3.00%	3.00%			3.00%
Loan term																	1 year
Debt instrument conversion price per share | $ / shares			$ 10.00
Debt instrument amount derecognized			$ 367,092	¥ 2,600,000
Percentage of change in present values of the exchangeable Notes before and after the amendment			10.00%	10.00%
Change in fair value of exchangeable notes due to modification			$ 661
Founders Onshore Vehicle, Transfer of shares, Price per share | ¥ / shares																					$ 1
Maximum percentage of shareholding for Notes Holder if there is required investment																				5.00%
Percentage of shareholding adjusted on pro-rata basis if there is less than required investment																				5.00%
Founders Onshore Vehicle, Purchase price of shares, Interest rate on debt if consummation of Qualified IPO not within threshold period (in percent)																				3.00%
Founders Onshore Vehicle, Threshold period for consummation of Qualified IPO																				7 years
Founders Onshore Vehicle, Purchase price of shares, Percentage of shares held by Notes Holer to be purchased																				60.00%
Founders Onshore Vehicle, Purchase price of shares, Interest rate on debt if prior to consummation of Qualified IPO																				8.00%
Fair value of the guarantees and Rights and Obligations provided by the Founders Onshore Vehicle														$ 8,135								8,135			$ 909		$ 3,391
Changes in fair values of exchangeable notes due to the instrument- specific credit risk																		0	651	$ 272		33	(132)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk																		(11,509)	3,144	$ 737		$ 13,162	1,065
WFOE Exchangeable Notes | Series A Preferred Shares Preferred Shares
EXCHANGEABLE NOTES
Amount issued exchanged for shares | ¥																¥ 400,000
Lightning Speed Exchangeable Notes
EXCHANGEABLE NOTES
Aggregate principal amount of loan | ¥																										¥ 1,000,000
Interest rate														110.00%						110.00%	110.00%	110.00%		110.00%
Loan term														5 years	5 years					5 years
Issuance of exchangeable notes														$ 71,792	¥ 500,000
Changes in fair values of exchangeable notes due to the instrument- specific credit risk																		93	423	$ 1,398		$ 0	0
Outstanding principal and interests at maturity																		0		0		0
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk																		$ 1,790	$ 3,155	$ 3,711		$ 0	$ 0
Maximum extension term of each tranche														1 year	1 year					1 year